Related Party Transactions - Schedule of Balance Outstanding of Related Parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Balance Outstanding of Related Parties [Line Items]
Receivable / Payable	Payable
Balance outstanding of related parties	$ 52,557	$ 47,577	$ 45,059
Mike Rugen [Member]
Schedule of Balance Outstanding of Related Parties [Line Items]
Receivable / Payable	Payable (reimbursable business expenses)
Related party [Member]
Schedule of Balance Outstanding of Related Parties [Line Items]
Balance outstanding of related parties		$ 1,354	$ 886,113